9. Notes payable	9 Months Ended
Sep. 30, 2018
Debt Disclosure [Abstract]
Notes payable

Note 9 – Notes payable

As discussed in Note 8 – Notes Payable – Related Parties, on November 30, 2017 we entered into a series of secured promissory notes (“Series 2017 Notes”) with both related and unrelated parties in the aggregate amount of $1,155,000, including financing fees of $105,000 recorded as a discount to the notes.

The total of portion of the Series 2017 Notes from non-related parties totaled $110,000, including financing fees of $10,000 recorded as discount to the notes. As of September 30, 2018 the balance on the notes from non-related parties, net of unamortized discount of $2,323, is $107,677 with accrued interest of $9,161. As of December 31, 2017, the balance on the notes from non-related parties, net of unamortized discount of $9,217 is $100,783 with accrued interest of $934.

During the nine months ended September 30, 2018 $6,894 of debt discount related to the above notes was amortized to interest expense.